Inventories	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Inventories	Note 4: Inventories As of September 30, 2013, the Company has finished goods in inventories of $13,207 for medical devices and of $460 in accessories for the medical devices.	Note 4: Inventories As of December 31, 2013, the Company has finished goods in inventories of $14,597 for medical devices and of $460 in accessories for the medical devices.